Note 29 - Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
29	Trade and other payables

	2022	2021

Trade payables and accruals	3,502	2,503
Electricity accrual	2,386	888
Audit fee	284	260
Dividends due	1,883	–
Solar plant supplier accrual	1,852	–
Bilboes oxide project payable (note 5)*	872	–
Other payables	651	749
Financial liabilities	11,430	4,400

Production and management bonus accrual - Blanket Mine	287	899
Other employee benefits	982	657
Leave pay	2,462	2,410
Bonus provision	1,025	645
Accruals	1,268	946
Non-financial liabilities	6,024	5,557
Total	17,454	9,957
*	On August 1, 2022, the purchase price to acquire the Bilboes oxide project represented the cost to repair the plant and equipment of the oxide project and restart the oxides mining process.